Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Dec. 31, 2016
Registrant Name	Westchester Capital Funds
Central Index Key	0001572617
Amendment Flag	false
Document Creation Date	Mar. 22, 2017
Document Effective Date	Mar. 22, 2017
Prospectus Date	May 02, 2016
The Merger Fund | The Merger Fund - Investor Class Shares | MERGER FUND
Prospectus:
Trading Symbol	MERFX
The Merger Fund | The Merger Fund - Institutional Class Shares | MERGER FUND
Prospectus:
Trading Symbol	MERIX
WCM Alternatives: Event-Driven Fund | WCM Alternatives: Event-Driven Fund - Investor Class Shares | Westchester Capital Funds
Prospectus:
Trading Symbol	WCERX
WCM Alternatives: Event-Driven Fund | WCM Alternatives: Event-Driven Fund - Institutional Class Shares | Westchester Capital Funds
Prospectus:
Trading Symbol	WCEIX